Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
	December 31,
	2011	2012
ASSETS
CURRENT ASSETS
Cash and cash equivalents	-	-
Due from subsidiaries	266,859	264,697
Other current assets	393	141
Total current assets	267,252	264,838
NON CURRENT ASSETS
Investments in subsidiaries	105,149	52,107
Restricted cash	952	164
Other non-current assets	193	52
Total non-current assets	106,294	52,323
Total assets	373,546	317,161

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES
Current portion of debt	6,113	5,664
Due to subsidiaries	287,901	293,133
Current portion of financial instruments	684	222
Due to related parties-central	727	1,136
Other current liabilities	1,437	3,926
Total current liabilities	296,862	304,081

NON CURRENT LIABILITIES
Other non-current liabilities	-	-
Total non-current liabilities	-	-

STOCKHOLDERS' EQUITY
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued	-	-
Common stock $0.01 par value; 1,000,000,000 shares authorized 17,147,534 shares issued and outstanding at December 31, 2011 and 2012	171	172
Additional paid-in capital	292,583	292,962
Accumulated other comprehensive income	37	37
Accumulated deficit	(216,107)	(280,091)
Total stockholders' equity	76,684	13,080
Total liabilities and stockholders' equity	373,546	317,161

	December 31,
	2010	2011	2012
EXPENSES
General and administrative expenses	11,591	13,153	5,635
Foreign currency gains, net	(49)	37	59
Operating loss	(11,542)	(13,190)	(5,694)
OTHER (EXPENSES) / INCOME
Interest and finance costs	(3,301)	(5,732)	(2,059)
Loss / (gain) on financial instruments	(1,058)	(300)	24
Interest income	1	1	0
Other, net	-	(37)	688
Total Other (expenses), net	(4,358)	(6,068)	(1,347)
Equity in earnings / (loss) of subsidiaries	18,413	(169,854)	(56,943)
Net Income / (loss)	2,513	(189,112)	(63,984)

Earnings / (loss) per common share, basic and diluted	0.82	(30.00)	(3.77)

Weighted average common shares outstanding, basic	3,075,278	6,304,679	16,989,585

Weighted average common shares outstanding, diluted	3,077,741	6,304,679	16,989,585

	December 31,
	2010	2011	2012
Net cash (used in) / provided by Operating Activities	3,921	(6,150)	(844)

Cash flows from Investing Activities
Return of investment from subsidiaries	19,473	24,142	-
Decrease in Restricted cash	52	(531)	788
Acquisition of fixed assets	(177)	(37)
Net proceeds from sale of fixed assets			56
Net cash provided by / (used in) Investing Activities	19,348	23,574	844
Cash flows from Financing Activities
Proceeds from debt	-	2,782	500
Proceeds from convertible debt	4,000	2,000	-
Principal payments of debt	(26,747)	(28,915)	(500)
Issuance of common stock, net of issuance costs	27	6,834	-
Payment of financing costs	(708)	(419)	-
Net cash (used in) Financing Activities	(23,428)	(17,718)	0
Effect of exchange rate changes on cash	159	294	-
Net increase / (decrease) in cash and cash equivalents	(159)	(294)	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0

In the condensed financial information of the Parent Company, the Parent Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries less equity in undistributed loss of subsidiaries, distributions from subsidiaries as return on investment and return of investment.

The Parent Company's subsidiaries made the following distributions to the Parent Company during the years ended December 31, 2010, 2011 and 2012:

	2010	2011	2012
Return on Investment	5,992	3,070	475
Return of Investment	19,473	24,142	-
Total cash from subsidiaries	25,465	27,212	475

The Parent Company is a borrower under the Laurasia, Central Mare and Shipping Financial Services facilities and guarantor under the remaining loans outstanding at December 31, 2012. Refer to Note 9 to the consolidated financial statements.

The principal payments required to be made after December 31, 2012 for these are as follows:

Year ending December 31, 2012	6,087
Less financing fees	(423)
5,664

The vessel-owning subsidiary companies with outstanding loans had restricted net assets amounting to $44,438 and $15,806 as of December 31, 2011 and 2012, respectively.

The condensed financial information of the Parent Company should be read in conjunction with the Company's consolidated financial statements.